Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 518	¥ 0	¥ 554	¥ 26
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			20	16
Overseas Business Segment
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 518		¥ 534	¥ 10